Equity-based compensation - Summary of non-vested share movements (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares
Number of shares
Unvested shares at January 1 (in shares) | shares	4,793	5,627
Vested (in shares) | shares	(1,985)	(2,447)
Forfeited (in shares) | shares	(191)	(358)
Unvested shares at December 31 (in shares) | shares	4,942	4,793
Weighted average fair value at grant date
Outstanding, beginning balance, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 69.16	$ 60.96
Vested, weighted average fair value at grant date (in dollars per share) | $ / shares	65.70	55.48
Forfeited, weighted average fair value at grant date (in dollars per share) | $ / shares	73.66	71.74
Outstanding, ending balance, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 71.82	$ 69.16
Fair value at grant date
Fair value, beginning balance, unvested | $	$ 331	$ 343
Fair value, vested | $	(130)	(136)
Fair value, forfeited | $	(14)	(26)
Fair value, ending balance, unvested | $	$ 355	$ 331
Restricted awards
Number of shares
Granted (in shares) | shares	1,627	1,453
Weighted average fair value at grant date
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 72.30	$ 76.61
Fair value at grant date
Fair value, granted | $	$ 118	$ 111
Performance awards
Number of shares
Granted (in shares) | shares	698	518
Weighted average fair value at grant date
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 72.06	$ 74.48
Fair value at grant date
Fair value, granted | $	$ 50	$ 39